Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,428,000
Previously Paid Amount	0.00
Total Fee Amount	6,964.11
Total Offset Amount	0.00
Net Fee	6,964.11
Narrative - Max Aggregate Offering Price	$ 50,428,000
Final Prospectus	true